Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

May 31, 2021

AIR-QTLY-0721
1.802153.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Aerospace & Defense - 33.8%
Aerospace & Defense - 33.8%
CAE, Inc. (a)	329,000	$10,193,676
Curtiss-Wright Corp.	32,100	4,022,772
Elbit Systems Ltd. (Israel)	16,100	2,129,323
HEICO Corp. Class A	26,400	3,496,944
Heroux-Devtek, Inc. (a)	256,900	3,689,595
Howmet Aerospace, Inc. (a)	386,100	13,698,828
Huntington Ingalls Industries, Inc.	4,900	1,059,429
Moog, Inc. Class A	67,900	6,124,580
Northrop Grumman Corp.	13,000	4,756,310
Raytheon Technologies Corp.	313,400	27,801,714
Spirit AeroSystems Holdings, Inc. Class A	47,500	2,337,475
Teledyne Technologies, Inc. (a)	26,800	11,241,796
Textron, Inc.	191,300	13,098,311
The Boeing Co.(a)	76,810	18,973,606
TransDigm Group, Inc. (a)	20,600	13,366,104
Virgin Galactic Holdings, Inc. (a)(b)	110,700	3,457,161
		139,447,624
Air Freight & Logistics - 30.4%
Air Freight & Logistics - 30.4%
Air Transport Services Group, Inc. (a)	1,137,250	28,249,290
Atlas Air Worldwide Holdings, Inc. (a)	248,200	18,597,626
Cargojet, Inc.	74,500	11,041,331
Expeditors International of Washington, Inc.	18,700	2,350,403
FedEx Corp.	67,200	21,155,232
Hub Group, Inc. Class A (a)	30,100	2,101,281
United Parcel Service, Inc. Class B	195,050	41,857,731
		125,352,894
Airlines - 27.0%
Airlines - 27.0%
Air Canada (a)	484,200	10,894,049
Alaska Air Group, Inc. (a)	259,900	17,985,080
Allegiant Travel Co. (a)	13,700	3,034,002
Copa Holdings SA Class A (a)	43,300	3,561,858
Delta Air Lines, Inc. (a)	569,702	27,163,391
Global Crossing Airlines Group (a)	5,000	8,112
Hawaiian Holdings, Inc. (a)	300	7,740
Jet2 PLC (a)	43,900	841,059
Mesa Air Group, Inc. (a)(b)	16,700	162,324
SkyWest, Inc. (a)	249,400	12,228,082
Southwest Airlines Co. (a)	306,700	18,849,782
United Airlines Holdings, Inc. (a)	286,700	16,728,945
		111,464,424
Electrical Equipment - 0.4%
Electrical Components & Equipment - 0.4%
Sensata Technologies, Inc. PLC (a)	27,900	1,658,097
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
Points International Ltd. (a)	244,400	4,294,108
Machinery - 2.7%
Industrial Machinery - 2.7%
Park-Ohio Holdings Corp.	50,590	1,866,265
RBC Bearings, Inc. (a)	20,900	4,092,011
Woodward, Inc.	39,900	5,074,482
		11,032,758
Professional Services - 0.9%
Research & Consulting Services - 0.9%
CACI International, Inc. Class A (a)	14,200	3,620,432
Road & Rail - 1.5%
Trucking - 1.5%
TFI International, Inc.	61,800	5,925,384
U.S.A. Truck, Inc. (a)	10,400	160,160
		6,085,544
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	49,900	2,348,294
Willis Lease Finance Corp. (a)	6,000	266,100
		2,614,394
TOTAL COMMON STOCKS
(Cost $260,151,422)		405,570,275

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.03% (c)	6,266,084	6,267,337
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	3,655,639	3,656,005
TOTAL MONEY MARKET FUNDS
(Cost $9,923,342)		9,923,342
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $270,074,764)		415,493,617
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,004,079)
NET ASSETS - 100%		$412,489,538

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$980
Fidelity Securities Lending Cash Central Fund	2,360
Total	$3,340

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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